Acquisition of Windfall Project, Osisko Mining Inc and Gold Road (Tables)	12 Months Ended
Dec. 31, 2025
Acquisitions [Abstract]
Schedule of consideration and cost of windfall joint venture	The following summarises the consideration and the cost of the Windfall joint venture:

	United States Dollar	Canadian Dollar	United States Dollar	Canadian Dollar
Figures in millions unless otherwise stated	25 Oct 2024	25 Oct 2024	31 Dec 2023	31 Dec 2023

Carrying value at 1 January	538.6	713.6	—	—
Initial recognition
Cash considerations
Purchase of equity-accounted investee	—	—	247.1	333.8
(a) C$300.0 million cash payment	—	—	221.5	300.0
(b) Pre-closing paid amounts
– C$16.9 million	—	—	12.8	16.9
– C$16.9 million	—	—	12.8	16.9
Contingent and exploration considerations
(c) C$300.0 million contingent consideration	—	—	190.8	258.4
(d) C$75.0 million exploration consideration	—	—	39.1	52.9
Subsequent measurement
Cash considerations
(e) Capital contributions	65.3	89.0	69.1	93.0
Contingent and exploration considerations
(c) C$300.0 million contingent consideration – net change in fair value[1]	8.0	10.9	7.3	9.9
(d) C$75.0 million exploration consideration – unwinding of discount rate[1]	4.8	6.6	2.9	3.9
Share of loss	(47.5)	(64.9)	(28.4)	(38.3)
Derecognition of 50% exploration consideration[2]	(22.8)	(31.7)	—	—
Derecognition of Windfall Project joint venture[2]	(519.3)	(723.5)	—	—
Translation adjustment	(27.1)	—	10.7	—
Carrying value at the end of the year	—	—	538.6	713.6
[1]The movements were recognised as part of the equity investment.
[2]Derecognised at 25 October 2024, the acquisition  date of the transaction.
Below is a summary of Gold Fields’ share of the joint operation and included inter-company transactions and balances up to the date of recognition as a business combination:

	26 September 2025		31 December 2024
Figures in millions unless otherwise stated	US$	A$	US$	A$

Statement of financial position
Non-current assets	527.7	806.2	473.5	764.0
Property, plant and equipment	527.7	806.2	473.5	764.0
Current assets	75.0	114.5	68.2	110.1
Cash and cash equivalents	26.3	40.2	20.6	33.3
Inventories	40.8	62.3	38.5	62.1
Other receivables	7.9	12.0	9.1	14.7

Total assets	602.7	920.7	541.7	874.1
Total equity
Retained earnings	381.2	582.3	244.8	395.1
Non-current liabilities	161.7	247.0	150.6	243.0
Deferred taxation	73.5	112.3	63.0	101.6
Lease liabilities	64.2	98.0	65.0	104.9
Environmental rehabilitation costs	22.7	34.7	20.9	33.7
Long-term incentive plan	1.3	2.0	1.7	2.8
Current liabilities	59.8	91.4	146.2	236.0
Related entity loans payable	8.5	13.0	105.7	170.5
Trade and other payables	42.5	64.9	32.3	52.1
Current portion of lease liabilities	8.8	13.5	8.3	13.4

Total equity and liabilities	602.7	920.7	541.7	874.1

Schedule of key assumptions used to determine fair value of the net identifiable assets acquired

	25 Oct 2024	31 Dec 2023

Key assumptions of the contingent consideration:
– Fair value factor calculated using the Monte-Carlo valuation model using the following inputs:	0.931	0.894
– Probability	98%	98%
– Discount rate	5.7%	7.0%

Figures in millions unless otherwise stated	United States Dollar	Canadian Dollar

Using the above inputs and valuation technique, the fair value of the contingent consideration amounted to:
Fair value at 2 May 2023	190.8	258.4
Net change in fair value	7.3	9.9
Translation	4.4	—
Fair value at 31 December 2023	202.5	268.3
Net change in fair value	8.0	10.9
Derecognition on 25 October 2024	(200.4)	(279.2)
Translation	(10.1)	—
Fair value at 25 October 2024	—	—

	25 Oct 2024	31 Dec 2023

Key assumptions of the exploration consideration:
– Term	5.1 years	6.3 years
– Discount rate	5.7%	7.0%

Figures in millions unless otherwise stated	United States Dollar	Canadian Dollar

Using the above inputs, the value of the exploration consideration amounted to:
Present value at 2 May 2023	39.1	52.9
Unwinding of discount rate	2.9	3.9
Translation	0.9	—
Carrying value at 31 December 2023	42.9	56.8
Unwinding of discount rate	4.8	6.6
Derecognition on 25 October 2024	(45.5)	(63.4)
Translation	(2.2)	—
Carrying value at 25 October 2024	—	—

Schedule of Total Purchase Consideration and Assets Acquired and Liabilities Assumed	The following summarises the total purchase consideration of the transaction:

Figures in millions unless otherwise stated	United States Dollar	Canadian Dollar

(a) Cash consideration	1,483.2	2,060.6
(b) Carrying value of previously held Windfall Project joint venture	519.3	723.5
(c) Transaction costs	8.5	11.9
(d) C$300.0 million contingent consideration - fair value	(200.4)	(279.2)
(e) C$75.0 million exploration consideration - 50% apportionment	(22.8)	(31.7)
(f) C$110.3 million pre-existing payable	(79.2)	(110.3)
Total purchase consideration	1,708.6	2,374.8
(a)Cash consideration
The US$1,483.2 million (C$2,060.6 million) cash represents the initial consideration paid on 25 October 2024 for
420.53 million shares at the purchase price of C$4.90 per Osisko share in an all-cash transaction.
(b)Carrying value of previously held Windfall Project joint venture
The US$519.3 million (C$723.5 million) represents the derecognition of the carrying value of the previously held Windfall
Project as a joint venture at 25 October 2024 and recognised as an asset acquisition along with the additional 50% interest held by Osisko. Refer to note 18.1 for further details.
(c)Transaction costs
Transaction costs of US$8.5 million (C$11.9 million) relating to the asset acquisition were capitalised on 25 October 2024.
(d)C$300.0 million contingent consideration - fair value
The fair value of the C$300.0 million contingent consideration at 25 October 2024 was US$200.4 million (C$279.2 million). In terms of the transaction the consideration is no longer payable and has been eliminated. Refer to note 18.1 (c) for the key inputs used in valuation of the fair value at 25 October 2024.
(e)C$75.0 million exploration consideration – 50% apportionment
The C$75.0 million exploration consideration represented 100% of the initial exploration funding. Refer to note 18.1 (d) for further details. 50% of the remaining exploration consideration payable by Gold Fields has been purchased back as a result of the transaction and reduces the purchase consideration by US$22.8 million (C$31.7 million).
(f)C$110.3 million pre-existing payable
On acquisition, a pre-existing payable of C$110.3 million (US$79.2 million) between Osisko and Gold Fields was extinguished.
The purchase consideration at 25 October 2024 was allocated based on the relative fair values of the assets acquired and liabilities assumed as follows:

Figures in millions unless otherwise stated	United States Dollar	Canadian Dollar

ASSETS
Non-current assets	1,743.5	2,423.3
Listed investment	28.7	40.0
Equity accounted investee	8.0	11.2
Property, plant and equipment[1]	1,706.8	2,372.1
Current assets	44.0	61.4
Cash and cash equivalents	30.7	42.8
Trade and other receivables	9.7	13.5
Inventories	2.2	3.1
Other	1.4	2.0

Total assets	1,787.5	2,484.7
LIABILITIES
Non-current liabilities	49.7	69.2
Lease liabilities	43.0	59.9
Environmental rehabilitation costs	6.7	9.3
Current liabilities	29.2	40.7
Trade and other payables	21.4	29.8
Current portion of lease liabilities	7.8	10.9

Total liabilities	78.9	109.9
Net assets	1,708.6	2,374.8
[1]The following key assumptions were used in the valuation of the mineral rights amounting to US$1,329.1 million (C$1,845.8 million) included in property, plant and equipment:
•  Gold price: Long-term gold price of US$2,100 per ounce;
•  Discount rate: Real weighted average cost of capital ("WACC") of 7.9%;
•  Exchange rate: Long term C$/US$ exchange rate of 0.761; and
•  Resource multiple: US$37 per resource ounce.
The following summarises the consideration for the business combination at 26 September 2025:

Figures in millions unless otherwise stated	United States Dollar	Australian Dollar

(a) Fixed cash consideration	1,490.3	2,276.5
(b) Variable cash consideration	702.0	1,072.3
(c) Fair value of previously held interest in joint operation	1,197.9	1,829.8
(d) Add: Special dividend	312.6	477.5
Total purchase consideration	3,702.8	5,656.1
(a)Fixed cash consideration
The US$1,490.3 million (A$2,276.5 million) cash represents the fixed cash consideration of US$1,802.9 million
(A$2,754.0 million) paid for 1,092,838,545 Gold Road shares at a purchase price of A$2.52 per share, less the US$312.6 million (A$477.5 million) special dividend of A$0.43694 per Gold Road share. The special dividend was declared by the Gold
Road Board on 16 September 2025 and was payable to Gold Road shareholders. The final fixed consideration portion amounted to A$2.08306 per Gold Road share.
(b)Variable cash consideration
The US$702.0 million (A$1,072.3 million) cash represents the variable cash consideration paid for 1,092,838,545 shares at the purchase price of A$0.98117 per Gold Road share in an all-cash transaction. This reflects the shareholders proportionate value of Gold Road's shareholdings in Northern Star Resources Ltd ("Northern Star"). The purchase price of A$0.98117 was determined by the weighted average price of Northern Star shares during the five trading days up to and including 25
September 2025.
(c)Previously held interest in joint operation
The US$1,197.9 million (A$1,829.8 million) represents the fair value of the previously held 50% interest in joint operation derecognised at 26 September 2025 and recognised as a business combination together with the additional 50% interest held by Gold Road. The fair value of the previously held 50% interest was based on its fair value less cost of disposal
"FVLCOD") calculated using a combination of the market (resource value) and the income approach. Refer the next page for assumptions used in the valuation.
The table below summarises the gain on remeasurement at acquisition date:

Figures in millions unless otherwise stated	United States Dollar	Australian Dollar

Fair value of 50% previously held interest in joint operation	1,197.9	1,829.8
Less: Carrying value of 50% previously held interest in joint operation	(389.7)	(595.3)
Gain on remeasurement of 50% previously held interest in joint operation	808.2	1,234.5
(d)Special dividend
The US$312.6 million (A$477.5 million) cash represents a special dividend of A$0.43694 per Gold Road share payable to
Gold Road shareholders as part of the contractual requirements of the second Transaction. The special dividend was funded by Gold Road's existing cash balances.
The fair values of assets acquired and liabilities assumed at 26 September 2025 are as follows:

Figures in millions unless otherwise stated	United States Dollar	Australian Dollar

ASSETS
Non-current assets	3,987.8	6,091.5
Investments	742.1	1,133.6
Property, plant and equipment	643.5	983.0
Right-of-use assets	135.8	207.4
Inventories	25.1	38.4
Mining rights[1]	2,441.3	3,729.1
Current assets	557.7	851.9
Cash and cash equivalents	386.5	590.4
Trade and other receivables	27.2	41.5
Inventories	144.0	220.0

Total assets	4,545.5	6,943.4
Non-current liabilities	534.1	815.9
Lease liabilities	113.0	172.6
Environmental rehabilitation costs	47.5	72.6
Deferred taxation	371.8	568.0
Long-term incentive plan	1.8	2.7
Current liabilities	308.6	471.4
Borrowings	197.1	301.1
Trade and other payables	73.8	112.7
Current portion of environmental rehabilitation costs	0.8	1.2
Current portion of lease liabilities	22.8	34.8
Royalties and taxation payable	14.1	21.6

Total liabilities	842.7	1,287.3
Net assets	3,702.8	5,656.1
[1]The following key assumptions were used in the valuation of mining rights and the previously held 50% interest:
•Gold price: Long-term gold price of US$2,646 (A$3,675) per ounce;
•Discount rate: Real weighted average cost of capital ("WACC") of 6.8%;
•Exchange rate: Long-term A$/US$ exchange rate of 0.72; and
•Resource multiple: U$106.7 per resource ounce.

Schedule of Gain On Remeasurement At Acquisition Date	The table below summarises the gain on remeasurement at acquisition date:

Figures in millions unless otherwise stated	United States Dollar	Australian Dollar

Fair value of 50% previously held interest in joint operation	1,197.9	1,829.8
Less: Carrying value of 50% previously held interest in joint operation	(389.7)	(595.3)
Gain on remeasurement of 50% previously held interest in joint operation	808.2	1,234.5